Series J Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	Jul. 24, 2015	Jul. 09, 2015 USD ($) shares	Aug. 18, 2011 USD ($) $ / shares shares	Apr. 28, 2018 $ / shares	Apr. 29, 2017 $ / shares	Jun. 05, 2015 $ / shares	Apr. 08, 2014	Aug. 29, 2011
Preferred Stock [Line Items]
Common stock, par value				$ 0.001	$ 0.001
Series J Preferred Stock
Preferred Stock [Line Items]
Common stock, par value						$ 0.001
Common stock issued pursuant to conversion | shares		6,117,342
Number of preferred stock converted into common shares | shares		103,995
Inducement fee upon conversion of preferred stock | $		$ 3,657
Stock conversion, conversion ratio	59.8727	58.8235
Private Placement
Preferred Stock [Line Items]
Ownership percentage of initial investment							10.00%
Private Placement | Series J Preferred Stock
Preferred Stock [Line Items]
Preferred Stock, shares issued | shares			204,000
Preferred Stock, par value			$ 0.001
Preferred stock issued, aggregate purchase price | $			$ 204,000
Preferred Stock, convertible percentage of common stock outstanding								16.60%
Preferred Stock, initial conversion price			$ 17.00
Preferred Stock, initial dividend rate			7.75%